Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Asset-backed securities [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	0	0
Asset-backed securities [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	1.02	0.99
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2]	0.25%	3.00%
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	0	0
Loan spread, significant unobservable inputs, assets and liabilities	[1],[2]	0.30%	0.30%
Non-asset-backed loans [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	0	0
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2]	8.00%	7.26%
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	1.18	0.5
Loan spread, significant unobservable inputs, assets and liabilities	[1],[2]	5.31%	5.96%
Non-asset-backed loans [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2]	1	1
Private equity investments [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Discounted margin, significant unobservable inputs, assets and liabilities	[1],[2]	8.00%	8.00%
Earnings before interest, taxes, depreciation and amortisation, significant unobservable inputs, assets and liabilities	[1],[2]	£ 0	£ 0
Private equity investments [member] | Min [member] | EBITA [member]
Disclosure of detailed information about financial instruments [line items]
Revenue multiple, significant unobservable inputs, assets and liabilities	[1],[2]	7	8
Private equity investments [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Discounted margin, significant unobservable inputs, assets and liabilities	[1],[2]	10.00%	10.00%
Earnings before interest, taxes, depreciation and amortisation, significant unobservable inputs, assets and liabilities	[1],[2]	£ 153	£ 129
Private equity investments [member] | Max [member] | EBITA [member]
Disclosure of detailed information about financial instruments [line items]
Revenue multiple, significant unobservable inputs, assets and liabilities	[1],[2]	8	13
Other [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[3]	1.43%	1.52%
Other [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[3]	5.75%	2.99%
Interest rate derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Inflation forwards, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1.00%	1.00%
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.06%	0.45%
Yield, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.001%	0.001%
Interest rate derivatives [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0	0
Interest rate derivatives [member] | Min [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Inflation volitility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.33%	0.35%
IR IR correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	(26.00%)	(24.00%)
IFX IR correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	(30.00%)	(30.00%)
Interest rate volatility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.10%	0.05%
Interest rate derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Inflation forwards, significant unobservable inputs, assets and liabilities	[1],[2],[4]	2.00%	3.00%
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[4]	8.97%	13.20%
Yield, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.002%	0.001%
Interest rate derivatives [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1	1
Interest rate derivatives [member] | Max [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Inflation volitility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1.74%	2.01%
IR IR correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	100.00%	99.00%
IFX IR correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	78.00%	24.00%
Interest rate volatility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1.99%	3.53%
Interest rate derivatives [member] | Reverse repurchase and repurchase agreements [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Funding spread, significant unobservable inputs, assets and liabilities	[1],[2]	(0.20%)	0.00%
Interest rate derivatives [member] | Reverse repurchase and repurchase agreements [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Funding spread, significant unobservable inputs, assets and liabilities	[1],[2]	1.39%	0.00%
Credit derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[4]	1.42%	1.22%
Credit derivatives [member] | Min [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.1	0.97
Credit derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	[1],[2],[4]	2.09%	1.90%
Credit derivatives [member] | Max [member] | Comparable pricing [member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to mid market consensus price, significant unobservable inputs, assets and liabilities	[1],[2],[4]	0.96	0.97
Equity derivatives [member] | Min [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Discounted margin, significant unobservable inputs, assets and liabilities	[1],[2],[4]	(1.71%)	(1.05%)
Equity derivatives [member] | Min [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Equity Volatility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	2.00%	3.00%
Equity correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	(100.00%)	(100.00%)
Equity derivatives [member] | Max [member] | Discounted cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Discounted margin, significant unobservable inputs, assets and liabilities	[1],[2],[4]	3.01%	3.01%
Equity derivatives [member] | Max [member] | Option model [member]
Disclosure of detailed information about financial instruments [line items]
Equity Volatility, significant unobservable inputs, assets and liabilities	[1],[2],[4]	81.00%	92.00%
Equity correlation, significant unobservable inputs, assets and liabilities	[1],[2],[4]	100.00%	100.00%

[1]	A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions
[2]

The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par . A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

[3]	Other includes commercial real estate loans, funds and fund-link ed products, asset backed loans, physical commodities and investment property
[4]

Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservab le credit spreads is between 6-897bps ( 2017 : 31-596bps).